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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6360

                   Van Kampen New York Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN NEW YORK QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)             DESCRIPTION                                                    COUPON            MATURITY              VALUE
                  MUNICIPAL BONDS    141.9%
                  NEW YORK    131.5%
        $ 1,000   Amherst, NY Indl Dev Agy Rev Fac Student Hsg Ser A
                  (AMBAC Insd)                                                     5.750 %         08/01/25       $       1,134,680
          1,250   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo
                  Proj (FSA Insd)                                                  5.750           05/01/19               1,434,675
          1,250   Erie Cnty, NY Pub Impt Ser B (MBIA Insd)                         5.250           04/01/18               1,401,975
          2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                   5.500           09/01/19               2,209,180
          2,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC
                  Insd)                                                            5.500           11/15/19               2,269,060
          1,500   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg               5.125           01/01/29               1,564,755
          1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA
                  Insd)                                                            5.500           07/01/14               1,159,670
          1,215   Monroe Cnty, NY Indl Dev Agy Rev Pub Impt Canal
                  Ponds Park Ser A                                                 7.000           06/15/13               1,234,379
          1,125   Nassau Cnty, NY Impt Ser E (FSA Insd)                            6.000           03/01/20               1,278,956
          2,000   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser
                  A (Prerefunded @ 11/15/10)                                       5.750           11/15/15               2,294,180
            820   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser
                  A-1 (AMBAC Insd)                                                 5.375           11/15/16                 919,515
            500   Nassau Cnty, NY Swr & Storm Ser B (MBIA Insd)                    5.000           10/01/20                 544,965
          1,370   Nassau Cnty, NY Swr & Storm Ser B (MBIA Insd)                    5.000           10/01/22               1,481,723
          2,000   New York City Fiscal 2003 Ser I                                  5.750           03/01/16               2,257,160
          1,000   New York City Indl Dev Agy Fac Rev Royal Charter-NY
                  Presbyterian (FSA Insd)                                          5.250           12/15/11               1,125,460
          2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One
                  Group Assn Proj (AMT)                                            6.000           01/01/15               2,027,580
          1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev                5.500           06/15/33               1,100,270
          2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
                  Ser B (FSA Insd)                                                 5.000           06/15/29               2,085,420
          1,325   New York City Muni Wtr Fin Ser B                                 6.000           06/15/33               1,531,687
          2,175   New York City Muni Wtr Fin Ser B (Prerefunded @
                  06/15/10)                                                        6.000           06/15/33               2,521,543
          2,115   New York City Ser G                                              5.000           12/01/26               2,212,713
          1,200   New York City Ser G                                              5.250           08/01/16               1,297,116
          2,000   New York City Ser H (FGIC Insd)                                  6.000           08/01/12               2,344,300
          1,750   New York City Transitional Fin Auth Rev Future Tax
                  Secd Ser B (MBIA Insd)                                           5.250           05/01/16               1,950,917
          1,500   New York City Transitional Fin Auth Rev Future Tax
                  Secd Ser D (MBIA Insd)                                           5.250           02/01/19               1,662,585
          1,000   New York St Dorm Auth Lease Rev Court Fac Ser A                  5.500           05/15/20               1,101,540
          2,000   New York St Dorm Auth Lease Rev St Univ Dorm Fac                 5.375           07/01/16               2,205,260
          3,500   New York St Dorm Auth Rev City Univ Cons Third Ser 1
                  (FGIC Insd)                                                      5.250           07/01/25               3,750,285
          1,625   New York St Dorm Auth Rev City Univ Sys Cons Ser A               5.625           07/01/16               1,888,559





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



          2,500   New York St Dorm Auth Rev City Univ Sys Third Gen
                  Res Ser 2 (Prerefunded @ 07/01/06)                               6.000           07/01/20               2,676,725
          3,500   New York St Dorm Auth Rev FHA Insd Mtg Montefiore
                  Hosp (FGIC Insd)                                                 5.000           08/01/29               3,681,440
          1,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                       5.000           08/01/33               1,048,160
          1,000   New York St Dorm Auth Rev Insd Brooklyn Law Sch
                  Ser B (XLCA Insd)                                                5.375           07/01/23               1,119,620
          1,500   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr
                  Ser 1 (MBIA Insd)                                                5.000           07/01/20               1,617,930
          5,875   New York St Dorm Auth Rev Mental Hlth Fac Impt Ser
                  B (a)                                                            5.250           02/15/22               6,411,035
          1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C
                  (MBIA Insd)                                                      5.375           10/01/15               1,126,510
          1,000   New York St Dorm Auth Rev Secd Hosp North Gen
                  Hosp Rfdg                                                        5.750           02/15/18               1,127,700
          1,370   New York St Dorm Auth Rev St Personal Income Tax
                  Ed Ser A (Prerefunded @ 03/15/13)                                5.375           03/15/20               1,522,043
          2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res
                  (MBIA Insd)                                                      6.000           05/15/16               2,303,640
          2,600   New York St Dorm Auth Rev St Univ Ed Fac Ser A
                  (MBIA Insd)                                                      5.250           05/15/15               2,963,610
          2,750   New York St Dorm Auth Revs Catholic Hlth L.I. Oblig
                  Grp                                                              5.100           07/01/34               2,786,218
          3,000   New York St Energy Resh & Dev Auth Gas Fac Rev
                  Brooklyn Union Gas Ser C (AMT) (MBIA Insd)                       5.600           06/01/25               3,050,790
            300   New York St Environmental Fac Corp Pollutn Ctl Rev St
                  Wtr Revolving Fd Ser A (Escrowed to Maturity)                    5.750           06/15/12                 348,996
          1,290   New York St Environmental Fac Corp Pollutn Ctl Rev St
                  Wtr Revolving Fd Ser E                                           6.600           06/15/09               1,313,594
             95   New York St Environmental Fac Corp Pollutn Ctl Rev St
                  Wtr Ser 02                                                       5.750           06/15/12                 110,448
            500   New York St Environmental Fac Corp Pollutn Ctl Rev St
                  Wtr Ser 02 (Escrowed to Maturity)                                5.750           06/15/12                 581,660
          2,000   New York St Environmental Fac Corp Solid Waste Disp
                  Rev Occidental Petroleum Corp Proj (AMT)                         6.100           11/01/30               2,060,080
          1,565   New York St Environmental Fac Corp St Clean Wtr &
                  Drinking Revolving Fd Ser B                                      5.000           06/15/20               1,705,913
          1,405   New York St Hsg Fin Agy Rev Newburgh Interfaith Hsg
                  Ser A                                                            7.050           11/01/12               1,407,051
          1,075   New York St Hsg Fin Agy St Personal Income Tax Rev
                  Econ Dev & Hsg Ser A                                             5.250           09/15/19               1,189,369
          2,300   New York St Hsg Fin Agy St Personal Income Tax Rev
                  Econ Dev & Hsg Ser A (a)                                         5.250           09/15/21               2,535,382
          3,000   New York St Loc Govt Assist Corp Ser E Rfdg                      6.000           04/01/14               3,556,470
          2,820   New York St Mtg Agy Rev Homeowner Mtg Ser 79
                  (AMT)                                                            5.300           04/01/29               2,894,843
          2,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA
                  Insd)                                                            5.250           04/01/19               2,216,040
          2,750   New York St Twy Auth Hwy & Brdg Tr Fd Ser B (FGIC
                  Insd)                                                            5.000           04/01/16               2,983,035
          1,540   New York St Twy Auth Svc Contract Rev Loc Hwy &
                  Brdg                                                             5.500           04/01/16               1,728,465
          5,000   New York St Twy Auth Svc Contract Rev Loc Hwy &
                  Brdg (Prerefunded @ 04/01/11)                                    5.250           04/01/14               5,606,450
          2,000   New York St Urban Dev Corp Rev Personal Income Tax
                  St Fac Ser A (Prerefunded @ 03/15/12)                            5.375           03/15/19               2,269,420
          1,115   New York St Urban Dev Corp Rev Proj Pine Barrens                 5.375           04/01/17               1,141,916
          1,000   Rockland Cnty, NY Solid Waste Mgmt Auth Ser B
                  (AMT) (AMBAC Insd)                                               5.125           12/15/28               1,045,480
          1,000   Sales Tax Asset Receivable Corp Ser A (MBIA Insd)                5.000           10/15/21               1,091,920


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



          4,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                5.000           01/01/32               4,133,200
          1,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                5.250           01/01/17               1,103,420
          1,500   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                5.250           01/01/18               1,655,130
          1,500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev
                  Ppty Yonkers Inc Ser A                                           6.625           02/01/26               1,621,395
                                                                                                                    ----------------
                                                                                                                        125,725,206
                                                                                                                    ----------------

                  PUERTO RICO    8.0%
          5,000   Puerto Rico Comwlth Pub Impt Ser A                               5.250           07/01/20               5,490,350
          2,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
                  (Comwth Gtd)                                                     5.250           07/01/33               2,129,840
                                                                                                                    ----------------
                                                                                                                          7,620,190
                                                                                                                    ----------------

                  U. S. VIRGIN ISLANDS    2.4%
          2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
                  Nt Ser A (ACA Insd)                                              6.125           10/01/29               2,276,320
                                                                                                                    ----------------
TOTAL LONG-TERM INVESTMENTS    141.9%
   (Cost $125,509,713)                                                                                                  135,621,716

TOTAL SHORT-TERM INVESTMENTS    3.8%
   (Cost $3,600,000)                                                                                                      3,600,000
                                                                                                                    ----------------

TOTAL INVESTMENTS    145.7%
   (Cost $129,109,713)                                                                                                  139,221,716

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                             1,370,691

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (47.1%)                                                           (45,015,534)
                                                                                                                    ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $95,576,873
                                                                                                                    ================

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                  Percentages are calculated as a percentage of net assets
                  applicable to common shares.

(a)               The Trust owns 100% of the bond issuance.

ACA             - American Capital Access
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
Comwth Gtd      - Commonwealth of Puerto Rico
FGIC            - Financial Guaranty Insurance Co.
FSA             - Financial Security Assurance Inc.
MBIA            - Municipal Bond Investors Assurance Corp.
XLCA            - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen New York Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005